Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Stock-based compensation	$ 5,371,000	$ 5,087,000
Tax credits	2,895,000	2,512,000
Deferred financing costs	(3,000)	714,000
Start-up and organizational costs	272,000	272,000
Tax deductible Goodwill	112,000	136,000
Property and equipment	240,000	244,000
Derivative liabilities	(2,000)	522,000
Other	1,019,000	109,000
Total deferred tax assets	9,904,000	9,596,000
Deferred tax liabilities:
Intangible Assets	(12,219,000)	(12,353,000)
Discount on Note Payable	(1,088,000)	(377,000)
Other	(69,000)	(50,000)
Total deferred tax liabilities	(13,376,000)	(12,780,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,472,000)	(3,184,000)
Net operating loss carryforwards	45,458,000	41,540,000
Deferred Tax Assets, Gross, Noncurrent	41,986,000	38,356,000
Less valuation allowance	(42,055,000)	(38,406,000)	(19,700,000)
Total deferred tax assets (liabilities)	$ (69,000)	$ (50,000)